Shareholders' Equity (Summary Of Information Relating To Stock Options For Ordinary Shares) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options outstanding		5,105,556
$1-$10 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Limit		1
Number of options outstanding		790,080
$10.01-$20 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Limit		10.01
Number of options outstanding		1,990,864
$20.01-$30 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Limit		20.01
Number of options outstanding		1,825,172
$30.01-$40 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Limit		30.01
Number of options outstanding		499,440
Stock Options [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options outstanding	4,741,479
Stock Options [Member] | $1-$10 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Limit	$ 1
Range of Exercise Prices, Upper Limit	$ 10
Number of options outstanding	704,792
Weighted Average Remaining contractual life of options outstanding	0 years	2 years 10 months 13 days
Stock Options [Member] | $10.01-$20 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Limit	$ 10.01
Range of Exercise Prices, Upper Limit	$ 20
Number of options outstanding	1,714,775
Weighted Average Remaining contractual life of options outstanding	0 years	2 years 3 months 15 days
Stock Options [Member] | $20.01-$30 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Limit	$ 20.01
Range of Exercise Prices, Upper Limit	$ 30
Number of options outstanding	1,822,472
Weighted Average Remaining contractual life of options outstanding	0 years	1 year 11 months 16 days
Stock Options [Member] | $30.01-$40 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Limit	$ 30.01
Range of Exercise Prices, Upper Limit	$ 40
Number of options outstanding	499,440
Weighted Average Remaining contractual life of options outstanding	0 years	2 years 10 months 24 days